Other assets-Other / Other liabilities - Schedule of Changes in Goodwill within Other Assets-Other (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other		¥ 3,188	[1]
Wholesale [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss on goodwill within Non-interest expenses-Other		¥ 3,188	[1]

[1]	For the year ended March 31, 2015, Nomura recognized goodwill impairment loss of \3,188 million within Other in Nomura's segment information. This was due to a decline in the fair value of a reporting unit caused by decreases in expected cash flows arising from changes in the economic environment. This impairment loss was reported within Non-interest expenses-Other in the consolidated statements of income. The fair values were determined using DCF valuation techniques.